Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 5,500	¥ 900	¥ 1,139
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	808	900	387
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Recorded investment	5	4
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	2	6	36
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Recorded investment	801	¥ 890	351
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	4,692		752
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 4,692		¥ 752